UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2016

LEGG MASON

BW GLOBAL FLEXIBLE INCOME FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks a high level of current income.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason BW Global Flexible Income Fund for the period since the Fund’s inception on May 31, 2016 through June 30, 2016. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2016

II	Legg Mason BW Global Flexible Income Fund

Investment commentary

This Investment Commentary covers the Fund’s initial reporting period from the Fund’s inception on May 31, 2016 through June 30, 2016 (the “reporting period”).

Economic review

Looking back, the U.S. Department of Commerce reported that first quarter 2016 gross domestic product (“GDP”)i growth was 0.8%. The U.S. Department of Commerce’s initial reading for second quarter 2016 GDP growth — released after the reporting period ended — was 1.2%. The improvement in GDP growth in the second quarter reflected an acceleration in personal consumption expenditures (“PCE”), an upturn in exports and smaller decreases in nonresidential fixed investment and in federal government spending.

Job growth in the U.S. was solid and a tailwind for the economy during the month of June 2016. According to the Department of Labor’s initial reading, 287,000 jobs were created in June 2016. When the period ended, unemployment was 4.9%.

Turning to the global economy, in its July 2016 World Economic Outlook Update, released after the reporting period ended, the International Monetary Fund (“IMF”) said, “The outcome of the UK [Brexit] vote, which surprised global financial markets, implies the materialization of an important downside risk for the world economy. As a result, the global outlook for 2016-17 has worsened, despite the better-than-expected performance in early 2016.” From a regional perspective, the IMF currently estimates 2016 growth in the Eurozone will be 1.6%, versus 1.7% in 2015. Japan’s economy is expected to expand 0.3% in 2016, down from 0.5% in 2015. Elsewhere, the IMF projects that overall growth in emerging market countries will tick up to 4.1% in 2016, versus 4.0% in 2015.

Legg Mason BW Global Flexible Income Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation…. The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” At its meetings that concluded on January 27, 2016, March 16, 2016, April 27, 2016, June 15, 2016 and July 27, 2016 (after the reporting period ended), the Fed kept rates on hold.

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)iv took a number of actions to stimulate growth and ward off deflation. In January 2015, before the reporting period began, the ECB announced that, beginning in March 2015, it would start a €60 billion-a-month bond buying program that is expected to run until September 2016. In December 2015, the ECB extended its monthly bond buying program until at least March 2017. Finally, in March 2016 the ECB announced that it would increase its bond purchasing program to €80 billion-a-month. It also cut its deposit rate to -0.4% and its main interest rate to 0%. In other developed countries, the Bank of England (“BoE”)v kept rates on hold at 0.50% during the reporting period, its lowest level since 2006. However, in the aftermath of the June 23, 2016 U.K. referendum to leave the European Union (“Brexit”), BoE’s Governor Carney said that further interest rate cuts would be needed. After holding rates steady at 0.10% for more than five years, in January 2016 the Bank of Japan announced that it cut the rate on current accounts that commercial banks hold with it to -0.10%. Elsewhere, the People’s Bank of China kept rates steady at 4.35%.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Both short- and long-term Treasury yields moved lower during the reporting period. Two-year Treasury yields fell from 0.87% at the beginning of the period to 0.58% at the end of the period. Ten-year Treasury yields began the reporting period at 1.84% and ended the period at 1.49%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generally posted positive results during the reporting period. The overall fixed income market benefited from a flight to quality in the aftermath of Brexit. The broad U.S. bond market, as measured by the Barclays U.S. Aggregate Indexvi, gained 1.80% during the reporting period.

Q. How did the high-yield bond market and emerging markets debt asset class perform over the reporting period?

A. The U.S. high-yield bond market, as measured by the Barclays U.S. Corporate

IV	Legg Mason BW Global Flexible Income Fund

High Yield — 2% Issuer Cap Indexvii, gained 0.92% during the reporting period. Emerging market debt, as measured by the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)viii, gained 3.73% during reporting period.

Performance review

For the period since inception on May 31, 2016 through June 30, 2016, Class IS shares of Legg Mason BW Global Flexible Income Fund returned 2.10%. The Fund’s unmanaged benchmark, the Barclays U.S. Aggregate Index, returned 1.80% for the same period. The Lipper Multi-Sector Income Funds Category Average1 returned 1.07% over the same time frame.

Performance Snapshot as of June 30, 2016 (unaudited)
(excluding sales charges)	Since Fund Inception*
Legg Mason BW Global Flexible Income Fund:
Class A	2.00%
Class I	2.10%
Class IS	2.10%
Barclays U.S. Aggregate Index	1.80%
Lipper Multi-Sector Income Funds Category Average[1]	1.07%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized. Results for longer periods will differ in some cases, substantially.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2016 for Class A, Class I and Class IS shares were 3.27%, 3.69% and 3.75%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class I and Class IS shares would have been -10.07%, -10.26% and -10.23%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

* The Fund’s inception date is May 31, 2016.

This Fund is the successor to an institutional account (the “Predecessor”). Immediately prior to the Fund commencing operations, the Predecessor transferred its assets to the Fund in exchange for the Fund’s Class IS shares.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the one-month period ended June 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 341 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason BW Global Flexible Income Fund	V

Investment commentary (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 31, 2016, the gross total annual operating expense ratios for Class A, Class I and Class IS shares were 4.06%, 3.71% and 3.61%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.10% for Class A shares, 0.75% for Class I shares and 0.65% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2016

RISKS: Fixed-income securities involve interest rate, credit, inflation, and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. “High yield” or “junk” bonds are subject to greater price volatility, illiquidity, and possibility of default. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and the Fund may be unable to enforce its rights against the issuers. Equity securities are subject to market and price fluctuations. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund may use derivatives to a significant extent, which could result in substantial losses and greater volatility in the Fund’s net assets. Leverage may increase volatility and possibility of loss. Active and frequent trading may increase a shareholder’s tax liability and transaction costs, which could detract from Fund performance. As a non-diversified fund, it

VI	Legg Mason BW Global Flexible Income Fund

is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. The manager’s investment style may become out of favor and/or the manager’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Fed) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

[v]	The Bank of England (“BoE”), formally the Governor and Company of the Bank of England, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vi

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

viii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

Legg Mason BW Global Flexible Income Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2016 and does not include derivatives, such as futures contracts, swap contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2016 and held for the six months ended June 30, 2016, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[4]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[5]
Class A	2.00%	$1,000.00	$1,020.00	0.97%	$0.80	Class A	5.00%	$1,000.00	$1,020.04	0.97%	$4.87
Class I	2.10	1,000.00	1,021.00	0.70	0.58	Class I	5.00	1,000.00	1,021.38	0.70	3.52
Class IS	2.10	1,000.00	1,021.00	0.65	0.54	Class IS	5.00	1,000.00	1,021.63	0.65	3.27

2	Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report

[1]	For the period May 31, 2016 (inception date) to June 30, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (30), then divided by 366.

[4]	For the six months ended June 30, 2016.

[5]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2016

Legg Mason BW Global Flexible Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 56.4%
Consumer Discretionary — 4.5%
Hotels, Restaurants & Leisure — 1.7%
International Game Technology PLC, Senior Secured Notes	4.750%	2/15/23	100,000	EUR	$114,859	(a)
Media — 2.8%
DISH DBS Corp., Senior Notes	5.000%	3/15/23	80,000		72,800
Virgin Media Secured Finance PLC, Senior Secured Notes	4.875%	1/15/27	100,000	GBP	124,472	(b)
Total Media					197,272
Total Consumer Discretionary					312,131
Consumer Staples — 3.9%
Beverages — 0.8%
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	50,000		58,592
Food Products — 2.5%
JBS USA LLC/JBS USA Finance Inc., Senior Notes	5.875%	7/15/24	140,000		135,625	(b)
Kellogg Co., Senior Notes	3.250%	4/1/26	35,000		35,977
Total Food Products					171,602
Tobacco — 0.6%
Vector Group Ltd., Senior Subordinated Secured Notes	7.750%	2/15/21	40,000		41,650
Total Consumer Staples					271,844
Energy — 8.8%
Oil, Gas & Consumable Fuels — 8.8%
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	65,000		74,887
Antero Resources Corp., Senior Notes	5.375%	11/1/21	90,000		87,975
Devon Energy Corp., Senior Notes	3.250%	5/15/22	80,000		77,584
Hess Corp., Notes	8.125%	2/15/19	60,000		66,865
Marathon Oil Corp., Senior Notes	6.600%	10/1/37	110,000		111,201
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	50,000		48,305
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	20,000		18,319
Petrobras Global Finance BV, Senior Notes	8.750%	5/23/26	55,000		55,275
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	45,000		40,660
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	30,000		27,345
Total Energy					608,416
Financials — 7.3%
Banks — 1.8%
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	120,000		124,046
Real Estate Investment Trusts (REITs) — 5.5%
American Tower Corp., Senior Notes	4.400%	2/15/26	110,000		119,427
Crown Castle International Corp., Senior Notes	3.700%	6/15/26	25,000		25,792

See Notes to Financial Statements.

4	Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report

Legg Mason BW Global Flexible Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Real Estate Investment Trusts (REITs) — continued
DuPont Fabros Technology LP, Senior Notes	5.875%	9/15/21	90,000		$94,387
Equinix Inc., Senior Notes	5.375%	4/1/23	50,000		51,625
Iron Mountain Inc., Senior Notes	6.000%	8/15/23	85,000		89,463
Total Real Estate Investment Trusts (REITs)					380,694
Total Financials					504,740
Health Care — 2.6%
Health Care Providers & Services — 1.9%
Express Scripts Holding Co., Senior Bonds	4.500%	2/25/26	60,000		65,919
Universal Health Services Inc., Senior Secured Notes	4.750%	8/1/22	60,000		61,027	(b)
Total Health Care Providers & Services					126,946
Pharmaceuticals — 0.7%
Capsugel SA, Senior Notes	7.000%	5/15/19	48,000		48,120	(b)(c)
Total Health Care					175,066
Industrials — 2.2%
Aerospace & Defense — 1.4%
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	90,000		97,763
Commercial Services & Supplies — 0.8%
Safway Group Holding LLC/Safway Finance Corp., Secured Notes	7.000%	5/15/18	55,000		54,862	(b)
Total Industrials					152,625
Information Technology — 3.2%
Technology Hardware, Storage & Peripherals — 3.2%
Apple Inc., Senior Notes	4.500%	2/23/36	40,000		45,020
Apple Inc., Senior Notes	4.650%	2/23/46	45,000		50,831
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	6.020%	6/15/26	85,000		88,611	(b)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	8.350%	7/15/46	35,000		37,629	(b)
Total Information Technology					222,091
Materials — 8.7%
Chemicals — 4.0%
Hexion Inc., Senior Secured Notes	6.625%	4/15/20	200,000		167,260
W.R. Grace & Co., Senior Notes	5.125%	10/1/21	110,000		113,025	(b)
Total Chemicals					280,285
Construction Materials — 3.1%
Cemex SAB de CV, Senior Secured Notes	7.250%	1/15/21	200,000		211,040	(b)
Containers & Packaging — 1.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.125%	5/15/23	100,000	EUR	112,501	(b)
Total Materials					603,826

See Notes to Financial Statements.

Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Legg Mason BW Global Flexible Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Telecommunication Services — 10.6%
Diversified Telecommunication Services — 7.3%
AT&T Inc., Senior Notes	4.750%	5/15/46	110,000		$112,736
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	280,000		233,800	(b)
Telecom Italia Capital SA, Senior Notes	6.375%	11/15/33	50,000		49,687
Wind Acquisition Finance SA, Secured Notes	7.000%	4/23/21	100,000	EUR	108,201	(b)
Total Diversified Telecommunication Services					504,424
Wireless Telecommunication Services — 3.3%
Sprint Corp., Senior Notes	7.250%	9/15/21	160,000		136,400
T-Mobile USA Inc., Senior Notes	6.500%	1/15/24	90,000		94,725
Total Wireless Telecommunication Services					231,125
Total Telecommunication Services					735,549
Utilities — 4.6%
Electric Utilities — 1.7%
Viridian Group FundCo II Ltd., Senior Secured Notes	7.500%	3/1/20	100,000	EUR	114,776	(b)
Independent Power and Renewable Electricity Producers — 2.9%
AES Corp., Senior Notes	6.000%	5/15/26	200,000		204,250
Total Utilities					319,026
Total Corporate Bonds & Notes (Cost — $3,854,541)					3,905,314
Collateralized Mortgage Obligations — 6.2%
Aire Valley Mortgages PLC, 2007-1X 2A2	0.026%	9/20/66	80,617	EUR	87,225	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AM	6.203%	2/15/51	225,000		233,253	(d)
Wachovia Bank Commercial Mortgage Trust, 2006-C26 AJ	6.042%	6/15/45	50,000		45,441	(d)
Wachovia Bank Commercial Mortgage Trust, 2006-C27 AJ	5.795%	7/15/45	64,000		63,818	(d)
Total Collateralized Mortgage Obligations (Cost — $468,239)					429,737
Senior Loans — 1.4%
Health Care — 1.4%
Capsugel Holdings U.S. Inc., USD Term Loan B (Cost — $99,503)	4.000%	7/31/21	99,750		99,189	(e)(f)
Sovereign Bonds — 25.3%
Australia — 4.5%
Australia Government Bond, Senior Bonds	2.750%	4/21/24	258,000	AUD	204,198	(a)
Australia Government Bond, Senior Bonds	3.250%	4/21/29	125,000	AUD	104,083	(a)
Total Australia					308,281
Canada — 2.5%
Government of Canada, Bonds	2.250%	6/1/25	200,000	CAD	171,965
Colombia — 3.0%
Republic of Colombia, Senior Bonds	5.000%	6/15/45	200,000		207,500

See Notes to Financial Statements.

6	Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report

Legg Mason BW Global Flexible Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Mexico — 1.7%
United Mexican States, Senior Bonds	8.000%	12/7/23	1,913,000	MXN	$118,937
New Zealand — 8.2%
Government of New Zealand, Senior Bonds	4.500%	4/15/27	665,000	NZD	570,519	(a)
United Kingdom — 5.4%
United Kingdom Gilt, Bonds	5.000%	3/7/25	110,000	GBP	198,314	(a)
United Kingdom Gilt, Bonds	3.500%	1/22/45	95,000	GBP	176,084	(a)
Total United Kingdom					374,398
Total Sovereign Bonds (Cost — $1,683,675)					1,751,600
U.S. Government & Agency Obligations — 2.0%
U.S. Government Obligations — 2.0%
U.S. Treasury Bonds	3.000%	5/15/45	60,000		68,965
U.S. Treasury Notes	2.000%	2/15/25	65,000		68,006
Total U.S. Government & Agency Obligations (Cost — $123,464)					136,971
Total Investments before Short-Term Investments (Cost — $6,229,422)					6,322,811

			Shares
Short-Term Investments — 8.4%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $580,568)	0.479%		580,568		580,568
Total Investments — 99.7% (Cost — $6,809,990#)					6,903,379
Other Assets in Excess of Liabilities — 0.3%					22,460
Total Net Assets — 100.0%					$6,925,839

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Legg Mason BW Global Flexible Income Fund

Abbreviations used in this schedule:
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
NZD	— New Zealand Dollar

Summary of Investments by Country*
United States	45.6%
United Kingdom	10.1
New Zealand	8.3
Mexico	5.8
Australia	4.5
Brazil	3.7
Jamaica	3.4
Colombia	3.0
Canada	2.5
Italy	2.3
Ireland	1.6
Belgium	0.8
Short–Term Investments	8.4
100.0%

*	As a percentage of total investments. Please note that the Fund holdings are as of June 30, 2016 and are subject to change.

See Notes to Financial Statements.

8	Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2016

Assets:
Investments, at value (Cost — $6,809,990)	$6,903,379
Foreign currency, at value (Cost — $5,207)	5,178
Cash	3,496
Deferred offering costs	131,931
Interest receivable	81,166
Receivable from investment manager	78,742
Unrealized appreciation on forward foreign currency contracts	39,328
Deposits with brokers for centrally cleared swap contracts	36,925
Receivable from broker — variation margin on centrally cleared swaps	33,847
Receivable from broker — variation margin on open futures contracts	16,109
Deposits with brokers for open futures contracts	7,998
Receivable for open OTC swap contracts	1,521
OTC swaps, at value	1,385
Receivable for securities sold	250
Foreign currency collateral for centrally cleared swap contracts, at value (Cost — $5)	5
Total Assets	7,341,260

Liabilities:
Payable for securities purchased	153,966
Payable for offering costs	143,746
Payable for organization costs	60,000
Unrealized depreciation on forward foreign currency contracts	46,790
Payable for open OTC swap contracts	1,521
Trustees’ fees payable	53
Service and/or distribution fees payable	21
Accrued expenses	9,324
Total Liabilities	415,421
Total Net Assets	$6,925,839

Net Assets:
Par value (Note 6)	$7
Paid-in capital in excess of par value	6,825,180
Undistributed net investment income	21,411
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions	(12,885)
Net unrealized appreciation on investments, futures contracts, swap contracts and foreign currencies	92,126
Total Net Assets	$6,925,839

See Notes to Financial Statements.

Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report	9

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2016

Net Assets:
Class A	$102,020
Class I	$102,043
Class IS	$6,721,776

Shares Outstanding:
Class A	10,000
Class I	10,000
Class IS	658,635

Net Asset Value:
Class A (and redemption price)	$10.20
Class I (and redemption price)	$10.20
Class IS (and redemption price)	$10.21
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$10.65

See Notes to Financial Statements.

10	Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report

Statement of operations (unaudited)

For the Period Ended June 30, 2016†

Investment Income:
Interest	$25,084

Expenses:
Organization costs (Note 1)	60,000
Offering costs (Note 1)	11,815
Investment management fee (Note 2)	3,081
Audit and tax fees	2,944
Shareholder reports	2,650
Fund accounting fees	1,850
Legal fees	1,636
Custody fees	991
Trustees’ fees	53
Service and/or distribution fees (Notes 2 and 5)	21
Transfer agent fees (Note 5)	6
Miscellaneous expenses	450
Total Expenses	85,497
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(81,824)
Net Expenses	3,673
Net Investment Income	21,411

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(10,969)
Futures contracts	5,780
Swap contracts	(10,654)
Foreign currency transactions	2,958
Net Realized Loss	(12,885)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	132,224
Futures contracts	16,101
Swap contracts	(9,261)
Foreign currencies	(8,103)
Change in Net Unrealized Appreciation (Depreciation)	130,961
Net Gain on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	118,076
Increase in Net Assets From Operations	$139,487

†	For the period May 31, 2016 (inception date) to June 30, 2016.

See Notes to Financial Statements.

Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report	11

Statement of changes in net assets

For the Period Ended June 30, 2016 (unaudited)†	2016

Operations:
Net investment income	$21,411
Net realized loss	(12,885)
Change in net unrealized appreciation (depreciation)	130,961
Increase in Net Assets From Operations	139,487

Fund Share Transactions (Note 6):
Net proceeds from sale of shares	200,000
In-kind capital contribution (Note 7)	6,586,352
Increase in Net Assets From Fund Share Transactions	6,786,352
Increase in Net Assets	6,925,839

Net Assets:
Beginning of period	—
End of period*	$6,925,839
*Includes undistributed net investment income of:	$21,411

†	For the period May 31, 2016 (inception date) to June 30, 2016.

See Notes to Financial Statements.

12	Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2016[2]

Net asset value, beginning of period	$10.00

Income from operations:
Net investment income	0.03
Net realized and unrealized gain	0.17
Total income from operations	0.20

Net asset value, end of period	$10.20
Total return[3]	2.00%

Net assets, end of period (000s)	$102

Ratios to average net assets:
Gross expenses[4]	15.54%
Net expenses[4,5,6]	0.97
Net investment income[4]	3.50

Portfolio turnover rate[7]	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period May 31, 2016 (inception date) to June 30, 2016 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2016[2]

Net asset value, beginning of period	$10.00

Income from operations:
Net investment income	0.03
Net realized and unrealized gain	0.17
Total income from operations	0.20

Net asset value, end of period	$10.20
Total return[3]	2.10%

Net assets, end of period (000s)	$102

Ratios to average net assets:
Gross expenses[4]	15.29%
Net expenses[4,5,6]	0.70
Net investment income[4]	3.77

Portfolio turnover rate[7]	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period May 31, 2016 (inception date) to June 30, 2016 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

14	Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2016[2]

Net asset value, beginning of period	$10.00

Income from operations:
Net investment income	0.03
Net realized and unrealized gain	0.18
Total income from operations	0.21

Net asset value, end of period	$10.21
Total return[3]	2.10%

Net assets, end of period (000s)	$6,722

Ratios to average net assets:
Gross expenses[4]	15.26%
Net expenses[4,5,6]	0.65
Net investment income[4]	3.83

Portfolio turnover rate[7]	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period May 31, 2016 (inception date) to June 30, 2016 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report	15

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global Flexible Income Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

16	Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes	—	$3,905,314	—	$3,905,314
Collateralized mortgage obligations	—	429,737	—	429,737
Senior loans	—	99,189	—	99,189
Sovereign bonds	—	1,751,600	—	1,751,600
U.S. government & agency obligations	—	136,971	—	136,971
Total long-term investments	—	$6,322,811	—	$6,322,811
Short-term investments†	$580,568	—	—	580,568
Total investments	$580,568	$6,322,811	—	$6,903,379
Other financial instruments:
Forward foreign currency contracts	—	$39,328	—	$39,328
OTC credit default swaps on sovereign issues — sell protection‡	—	1,385	—	1,385
Futures contracts	$16,101	—	—	16,101
Total other financial instruments	$16,101	$40,713	—	$56,814
Total	$596,669	$6,363,524	—	$6,960,193

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Forward foreign currency contracts	—	$46,790	—	$46,790
Centrally cleared credit default swaps on credit indices — sell protection	—	10,646	—	10,646
Total	—	$57,436	—	$57,436

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is

18	Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report

not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of

Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2016, the total notional value of all OTC credit default swaps to sell protection was $40,000 and the total notional value of all centrally cleared credit default swaps to sell protection was 529,000EUR. These amounts would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the period ended June 30, 2016, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

20	Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

22	Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report

(h) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

As of June 30, 2016, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $46,790. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(k) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(l) Organization costs. Organization costs associated with the establishment of the Fund are charged to expense as they are incurred.

(m) Offering costs. Costs incurred by the Fund in connection with the commencement of the Fund’s operations are being amortized on a straight line basis over twelve months.

(n) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(o) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(p) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

24	Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report

(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets. LMPFA has delegated to Brandywine Global the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global 90% of the net management fee.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage commissions, dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class I and Class IS shares did not exceed 1.10%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual Fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

During the period ended June 30, 2016, fees waived and/or expenses reimbursed amounted to $81,824.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2016, the Fund had fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class I	Class IS
Expires December 31, 2019	$1,202	$1,204	$79,418
Total fee waivers/expense reimbursements subject to recapture	$1,202	$1,204	$79,418

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. In certain cases, Class A shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to

Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the period ended June 30, 2016, LMIS and its affiliates did not receive any sales charges on sales of the Fund’s Class A shares. In addition, for the period ended June 30, 2016, there were no CDSCs paid to LMIS and its affiliates.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the period ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments		U.S. Government & Agency Obligations
Purchases	$534,684	*	—	*
Sales	369,175		—

*	Excludes the cost of portfolio securities received as a result of a contribution in-kind, totaling $5,952,937 and $123,452 for investments and U.S. Government & Agency Obligations, respectively.

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$261,252
Gross unrealized depreciation	(167,863)
Net unrealized appreciation	$93,389

At June 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 10-Year Notes	6	9/16	$790,424	$797,907	$7,483
U.S. Treasury Long-Term Bonds	3	9/16	508,413	517,031	8,618
Net unrealized appreciation on open futures contracts					$16,101

At June 30, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TWD	2,100,000	USD	64,895	HSBC Bank USA, N.A.	7/19/16	$225
USD	64,279	TWD	2,100,000	HSBC Bank USA, N.A.	7/19/16	(841)
COP	200,525,000	USD	64,127	HSBC Bank USA, N.A.	8/5/16	4,037
USD	66,753	COP	200,525,000	HSBC Bank USA, N.A.	8/5/16	(1,411)
USD	112,613	EUR	100,000	Barclays Bank PLC	8/10/16	1,494
USD	66,177	EUR	60,000	Barclays Bank PLC	8/10/16	(494)
USD	611,642	EUR	548,000	Citibank N.A.	8/10/16	2,706
USD	64,028	EUR	58,000	HSBC Bank USA, N.A.	8/10/16	(422)
EUR	103,000	USD	116,136	Morgan Stanley Capital Services, LLC	8/10/16	(1,683)

26	Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	99,271	EUR	90,000	Morgan Stanley Capital Services, LLC	8/10/16	$(737)
EUR	58,000	USD	65,906	National Australia Bank Ltd.	8/10/16	(1,456)
KRW	75,000,000	USD	63,966	HSBC Bank USA, N.A.	8/11/16	1,122
USD	62,919	KRW	75,000,000	HSBC Bank USA, N.A.	8/11/16	(2,169)
USD	167,648	CAD	220,000	Goldman Sachs Bank USA	8/12/16	(2,659)
USD	148,361	NZD	210,000	HSBC Bank USA, N.A.	8/16/16	(1,257)
NZD	8,500	USD	5,774	JPMorgan Chase & Co.	8/16/16	282
USD	387,544	NZD	575,000	JPMorgan Chase & Co.	8/16/16	(22,125)
SGD	90,000	USD	66,478	Goldman Sachs Bank USA	8/17/16	306
USD	65,274	SGD	90,000	HSBC Bank USA, N.A.	8/17/16	(1,510)
USD	288,490	AUD	400,000	Morgan Stanley Capital Services, LLC	8/18/16	(9,352)
USD	85,908	GBP	65,000	Goldman Sachs Bank USA	9/9/16	(674)
USD	375,487	GBP	260,000	Morgan Stanley Capital Services, LLC	9/9/16	29,156
Total						$(7,462)

Abbreviations used in this table:
AUD	— Australian Dollar
CAD	— Canadian Dollar
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
KRW	— South Korean Won
NZD	— New Zealand Dollar
SGD	— Singapore Dollar
TWD	— Taiwan Dollar
USD	— United States Dollar

At June 30, 2016, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Central Counterparty (Reference Entity)	Notional Amount[2]*		Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
InterContinental Exchange (Markit iTraxx Europe Crossover Index)	529,000	EUR	6/20/21	5.000% quarterly	$33,410	$44,056	$(10,646)

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2016[4]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JP Morgan Securities Inc. (Republic of Argentina, 8.280%, due 12/31/33)	$40,000	6/20/21	4.22%	5.000% quarterly	$1,385	—	$1,385

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2016.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts[2]	$16,101	—	—	$16,101
OTC swap contracts[3]	—	—	$1,385	1,385
Forward foreign currency contracts	—	$39,328	—	39,328
Total	$16,101	$39,328	$1,385	$56,814

LIABILITY DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
Centrally cleared swap contracts[4]	—	$10,646	$10,646
Forward foreign currency contracts	$46,790	—	46,790
Total	$46,790	$10,646	$57,436

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[4]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended June 30, 2016. The first

28	Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report

table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$5,780	—	—	$5,780
Swap contracts	—	—	$(10,654)	(10,654)
Forward foreign currency contracts[1]	—	$3,709	—	3,709
Total	$5,780	$3,709	$(10,654)	$(1,165)

[1]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$16,101	—	—	$16,101
Swap contracts	—	—	$(9,261)	(9,261)
Forward foreign currency contracts[1]	—	$(7,462)	—	(7,462)
Total	$16,101	$(7,462)	$(9,261)	$(622)

[1]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation (depreciation) from foreign currencies in the Statement of Operations.

During the period ended June 30, 2016, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$920,156
Forward foreign currency contracts (to buy)	257,096
Forward foreign currency contracts (to sell)	2,354,495

Average Notional Balance
Credit default swap contracts (to sell protection)	$953,529

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at June 30, 2016:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Futures contracts[2]	$16,109	—	$16,109
Centrally cleared swap contracts[2]	33,847	—	33,847
OTC swap contracts	1,385	—	1,385
Forward foreign currency contracts	39,328	—	39,328
Total	$90,669	—	$90,669

Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at June 30, 2016:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged	Net Amount
Forward foreign currency contracts	$46,790	—	$46,790

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the period ended June 30, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees†	Transfer Agent Fees†
Class A	$21	$2
Class I	—	2
Class IS	—	2
Total	$21	$6

†	For the period May 31, 2016 (inception date) to June 30, 2016.

For the period ended June 30, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements†
Class A	$1,202
Class I	1,204
Class IS	79,418
Total	$81,824

†	For the period May 31, 2016 (inception date) to June 30, 2016.

6. Shares of beneficial interest

At June 30, 2016, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

30	Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report

Transactions in shares of each class were as follows:

	Period Ended June 30, 2016†
	Shares	Amount
Class A
Shares sold	10,000	$100,000
Net increase	10,000	$100,000

Class I
Shares sold	10,000	$100,000
Net increase	10,000	$100,000

Class IS
In-kind capital contribution	658,635	$6,586,352
Net increase	678,635	$6,586,352

†	For the period May 31, 2016 (inception date) to June 30, 2016.

7. In-kind transfer of securities

On May 31, 2016, the Fund’s Class IS shares received a contribution in-kind of investment securities, cash and other receivables in the amount of $6,586,352. The securities contributed in-kind had net unrealized depreciation of $38,835. This contribution was determined to be tax-free under the Internal Revenue Code Section 351 and no gain or loss was realized.

Legg Mason BW Global Flexible Income Fund 2016 Semi-Annual Report	31

Board approval of management and

subadvisory agreements (unaudited)

At its May 2016 meeting, the Fund’s Board of Trustees (the “Board”) approved the management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”) and the subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Brandywine Global Investment Management, LLC (the “Subadviser”). (The Management and Subadvisory Agreements are jointly referred to as the “Agreements.”) The Trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), met with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager and the Subadviser to assist the Board, and in particular the Independent Trustees, in considering the Management and Subadvisory Agreements, respectively.

In voting to approve the Agreements, the Board, including the Independent Trustees, considered whether approval of the Agreements would be in the best interests of the Fund and its shareholders. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interest of the Fund and its shareholders to approve the Agreements.

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by the Manager and the Subadviser under the Management and Subadvisory Agreements, respectively. The Board also considered the supervisory activities to be provided by the Manager over the Subadviser. In addition, the Board received and considered other information regarding the administrative and other services to be rendered to the Fund and its shareholders by the Manager and its affiliates. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of other funds in the Legg Mason fund complex, including the Manager’s role in coordinating the activities of the Subadviser and the Fund’s other service providers and the services rendered by the Manager and the Subadviser. The Board’s evaluation of the services to be provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel that would be serving the Fund and the portfolio management team that would be primarily responsible for the day-to-day portfolio management of the Fund. The Board discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of the Manager’s parent organization, Legg Mason, Inc.

32	Legg Mason BW Global Flexible Income Fund

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight to be provided by the Manager. The Board also considered brokerage policies and practices, the standards applied in seeking best execution, the policies and practices regarding soft dollar usage and the existence of quality controls applicable to brokerage allocation procedures.

The Board received and reviewed historical performance results of a private fund (the “Predecessor”) managed by the Subadviser under the same investment strategy it would use to manage the Fund compared to the Barclays U.S. Aggregate Bond Index, the benchmark index to be used for the Fund. The Board noted that, following a planned reorganization, the Fund was to become the successor to the Predecessor.

The Board reviewed and considered, the proposed contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and subadvisory services to be provided by the Manager and the Subadviser, respectively. The Board noted that the Manager, and not the Fund, pays the subadvisory fees to the Subadviser (the subadvisory fees and the Contractual Management Fee are collectively referred to as the “Management Fees”). The Board also noted that the Manager would waive fees and reimburse expenses to the extent necessary to maintain specified expense levels until December 31, 2017 unless the Board consents to an earlier termination.

With respect to profitability, the Board noted the start-up status of the Fund.

Given the expected asset size of the Fund during the term of the Agreements, the Board concluded that, although there were no current breakpoints included in the Contractual Management Fee, any anticipated economies of scale were appropriately reflected in the Contractual Management Fee.

The Board considered other benefits expected to be received by the Manager and its affiliates, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the structure of the fees, as well as the nature, extent and quality of the services expected to be provided, the Manager’s commitment to the Fund and the ancillary benefits expected to be received, the Board concluded that the Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the approval of each Agreement is in the best interest of the Fund.

Legg Mason BW Global Flexible Income Fund	33

Legg Mason

BW Global Flexible Income Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank & Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason BW Global Flexible Income Fund

The Fund is a separate series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Legg Mason BW Global Flexible Income Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason BW Global Flexible Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

BWXX292184 8/16 SR16-2860

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer of

Date:	August 22, 2016